Accumulated Other Comprehensive Income (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ (666,069)	¥ 832,533	¥ (1,382,458)
Total before tax	(2,509,495)	(1,795,576)	(1,878,226)
Income tax expense	625,591	527,938	500,657
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,883,904)	(1,267,638)	(1,377,569)
Equity in earnings of equity method investees—net or Other non-interest income	(871,185)	(669,400)	(464,054)
Other non-interest expenses	(752,092)	(533,961)	(416,538)
Other non-interest income	(550,799)	(320,060)	(163,603)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	220,772	115,590	114,046
Income tax expense	(70,386)	(35,580)	(34,835)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	150,386	80,010	79,211
Amount reclassified out of Accumulated OCI | Net losses on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	308,743	150,567	149,292
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	0	12,819	2
Amount reclassified out of Accumulated OCI | Net unrealized losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	932	3,596	1,352
Total before tax	309,675	166,982	150,646
Income tax expense	(98,333)	(51,853)	(45,320)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	211,342	115,129	105,326
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	1,203	1,538	776
Income tax expense	(379)	(471)	(237)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	824	1,067	539
Equity in earnings of equity method investees—net or Other non-interest income	1,203	1,538	776
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	816	3,585	(8,197)
Income tax expense	(163)	(717)	1,635
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	653	2,868	(6,562)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	816	3,585	(8,197)
Amount reclassified out of Accumulated OCI | Net actuarial loss (gain)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(28,639)	(14,798)	1,962
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(717)	(2,059)	(3,345)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(12,232)	(13,178)	(11,664)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(41,587)	(30,034)	(13,047)
Income tax expense	13,498	9,261	4,148
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(28,089)	(20,773)	(8,899)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(49,335)	(26,481)	(16,132)
Income tax expense	14,991	8,200	4,939
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(34,344)	(18,281)	(11,193)
Other non-interest income	¥ (49,335)	¥ (26,481)	¥ (16,132)